Commitments And Contingencies Minimum Rental Commitments (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 1,101
2019	773
2020	310
2021	188
2022	185
Thereafter	388
Total	$ 2,945